Basic and Diluted Net Income (Loss) per Share - Schedule of Basic and Diluted Net Income (Loss) per Share Attributable to Common Stockholders (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Numerator:
Net income (loss) attributable to common stockholders, basic (in Dollars)	$ 6,392	$ (5,552)	$ (59,134)	$ (50,050)
Net income (loss) attributable to common stockholders, dilutive (in Dollars)	$ 6,392	$ (5,552)	$ (59,134)	$ (50,050)
Denominator:
Weighted-average common shares outstanding, basic	19,908,205	3,087,760	9,788,196	3,087,760
Add: Options, with dilutive impact only	20,655
Add: Private Warrants, with dilutive impact only	6,488
Weighted-average shares outstanding, dilutive	19,935,348	3,087,760	9,788,196	3,087,760